Financing Receivables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of Financing Receivables [Line Items]
Financing receivable	$ 303	$ 57
Number of Foninvemem Agreements | agreement	3
Foninvemem Agreement, collection period	10 years
Financing Receivable, before Allowance for Credit Loss	$ 303	58
Financing Receivable, Allowance for Credit Loss	0	1
Accounts receivable, net of allowance for doubtful accounts of $5 and $5, respectively	1,799	1,418	$ 1,479	$ 1,479
Other assets	2,979	2,188	$ 1,605	$ 1,635
ARGENTINA
Schedule of Financing Receivables [Line Items]
Financing receivable	5	10
Derivative Assets, Gross	64	108
Financing Receivable, before Allowance for Credit Loss	5	11
Financing Receivable, Allowance for Credit Loss	0	1
Other Entity [Member]
Schedule of Financing Receivables [Line Items]
Financing receivable	13	30
Financing Receivable, before Allowance for Credit Loss	13	30
Financing Receivable, Allowance for Credit Loss	0	0
CHILE
Schedule of Financing Receivables [Line Items]
Financing receivable	239	17
Financing Receivable, before Allowance for Credit Loss	239	17
Financing Receivable, Allowance for Credit Loss	0	0
Accounts receivable, net of allowance for doubtful accounts of $5 and $5, respectively	26
Accounts receivable - noncurrent	227
Other assets	12
UNITED STATES
Schedule of Financing Receivables [Line Items]
Financing receivable	46	0
Financing Receivable, before Allowance for Credit Loss	46	0
Financing Receivable, Allowance for Credit Loss	$ 0	$ 0